TAX EXPENSE (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate [Abstract]
Profit before tax		£ 4,393	£ 5,960	[1]	£ 5,625	[1]
UK corporation tax thereon		(835)	(1,132)	[1]	(1,083)	[1]
Impact of surcharge on banking profits		(364)	(409)	[1]	(429)	[1]
Non-deductible costs: conduct charges		(370)	(101)	[1]	(287)	[1]
Non-deductible costs: bank levy		(43)	(43)	[1]	(44)	[1]
Other non-deductible costs		(121)	(90)	[1]	(59)	[1]
Non-taxable income		40	87	[1]	72	[1]
Tax relief on coupons on other equity instruments		89	83	[1]	79	[1]
Tax-exempt gains on disposals		102	124	[1]	128	[1]
Recognition (derecognition) of losses that arose in prior years		18	(9)	[1]		[1]
Remeasurement of deferred tax due to rate changes		(6)	32	[1]	(9)	[1]
Differences in overseas tax rates		(14)	6	[1]	(15)	[1]
Policyholder tax		(67)	(62)	[1]	(66)	[1]
Policyholder deferred tax asset in respect of life assurance expenses		(53)	73	[1]		[1]
Adjustments in respect of prior years		237	(13)	[1]	88	[1]
Tax effect of share of results of joint ventures	[1]				(1)
Tax expense		£ (1,387)	£ (1,454)	[1]	£ (1,626)	[1]

[1]	Restated, see note 1.